Related Party Transactions - Transactions with non-executive directors and shareholders (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Set up of Production Line
Related Party Transactions
Related party transaction, Total				€ 52
Board Remuneration
Related Party Transactions
Related party transaction, Total	€ 150	€ 122	€ 285	252
Related party, Amounts outstanding at period-end	111	110	111	110
Cochlear | Set up of Production Line
Related Party Transactions
Related party transaction, Total				52
Robert Taub (until June 12, 2024)/Robelga SRL (since June 12, 2024) | Board Remuneration
Related Party Transactions
Related party transaction, Total	47	31	70	59
Kevin Rakin | Board Remuneration
Related Party Transactions
Related party transaction, Total	25	16	47	32
Pierre Gianello | Board Remuneration
Related Party Transactions
Related party transaction, Total	13	13	27	27
Jurgen Hambrecht | Board Remuneration
Related Party Transactions
Related party transaction, Total	16	16	32	32
Rita Mills | Board Remuneration
Related Party Transactions
Related party transaction, Total	19	19	40	39
Giny Kirby | Board Remuneration
Related Party Transactions
Related party transaction, Total	14	13	29	25
Wildman Ventures LLC | Board Remuneration
Related Party Transactions
Related party transaction, Total	€ 16	€ 14	€ 40	€ 38